Quarterly Holdings Report
for
Fidelity Freedom® Blend 2005 Fund
June 30, 2022
FBF-Y05-NPRT1-0822
1.9892461.103
Domestic Equity Funds - 8.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	34,547	363,782
Fidelity Series Commodity Strategy Fund (a)	69,940	337,811
Fidelity Series Large Cap Growth Index Fund (a)	16,852	233,063
Fidelity Series Large Cap Stock Fund (a)	15,673	256,560
Fidelity Series Large Cap Value Index Fund (a)	36,461	491,494
Fidelity Series Small Cap Opportunities Fund (a)	10,895	123,114
Fidelity Series Value Discovery Fund (a)	12,544	182,898
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,866,364)		1,988,722

International Equity Funds - 14.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	16,103	214,819
Fidelity Series Emerging Markets Fund (a)	18,957	156,203
Fidelity Series Emerging Markets Opportunities Fund (a)	85,975	1,406,554
Fidelity Series International Growth Fund (a)	32,286	451,677
Fidelity Series International Index Fund (a)	19,048	188,768
Fidelity Series International Small Cap Fund (a)	9,062	135,928
Fidelity Series International Value Fund (a)	46,453	445,488
Fidelity Series Overseas Fund (a)	43,162	451,041
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,748,118)		3,450,478

Bond Funds - 67.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	436,814	4,328,821
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	20,451	175,881
Fidelity Series Corporate Bond Fund (a)	190,360	1,762,735
Fidelity Series Emerging Markets Debt Fund (a)	16,480	119,973
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,834	40,120
Fidelity Series Floating Rate High Income Fund (a)	2,722	23,574
Fidelity Series Government Bond Index Fund (a)	271,554	2,601,487
Fidelity Series High Income Fund (a)	15,475	124,880
Fidelity Series International Developed Markets Bond Index Fund (a)	106,579	941,095
Fidelity Series Investment Grade Bond Fund (a)	260,425	2,677,168
Fidelity Series Investment Grade Securitized Fund (a)	202,817	1,884,167
Fidelity Series Long-Term Treasury Bond Index Fund (a)	158,979	1,058,797
Fidelity Series Real Estate Income Fund (a)	6,583	68,130
TOTAL BOND FUNDS (Cost $17,187,485)		15,806,828

Short-Term Funds - 8.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 1.18% (a)(b)	408,570	408,570
Fidelity Series Short-Term Credit Fund (a)	42,462	408,487
Fidelity Series Treasury Bill Index Fund (a)	122,670	1,224,248
TOTAL SHORT-TERM FUNDS (Cost $2,056,073)		2,041,305

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $24,858,040)	23,287,333
NET OTHER ASSETS (LIABILITIES) - 0.0%	(205)
NET ASSETS - 100.0%	23,287,128

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,672,524	1,025,461	315,468	-	(1,901)	(51,795)	4,328,821
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	181,022	198,164	183,095	-	(11,257)	(8,953)	175,881
Fidelity Series Blue Chip Growth Fund	407,093	107,383	34,149	-	(3,823)	(112,722)	363,782
Fidelity Series Canada Fund	246,872	24,751	23,386	-	594	(34,012)	214,819
Fidelity Series Commodity Strategy Fund	371,961	40,510	57,813	-	7,332	(24,179)	337,811
Fidelity Series Corporate Bond Fund	1,983,265	117,282	175,174	14,411	(9,258)	(153,380)	1,762,735
Fidelity Series Emerging Markets Debt Fund	129,929	13,503	8,110	1,594	(890)	(14,459)	119,973
Fidelity Series Emerging Markets Debt Local Currency Fund	42,364	3,774	2,651	-	(383)	(2,984)	40,120
Fidelity Series Emerging Markets Fund	165,705	19,387	10,385	-	(646)	(17,858)	156,203
Fidelity Series Emerging Markets Opportunities Fund	1,492,686	201,573	123,752	-	(5,950)	(158,003)	1,406,554
Fidelity Series Floating Rate High Income Fund	25,451	2,199	2,677	272	(25)	(1,374)	23,574
Fidelity Series Government Bond Index Fund	2,774,121	170,053	232,732	10,005	(7,701)	(102,254)	2,601,487
Fidelity Series Government Money Market Fund 1.18%	591,814	25,838	209,082	801	-	-	408,570
Fidelity Series High Income Fund	151,304	12,096	22,578	1,847	(932)	(15,010)	124,880
Fidelity Series Inflation-Protected Bond Index Fund	478,486	9,311	479,172	2,376	12,457	(21,082)	-
Fidelity Series International Developed Markets Bond Index Fund	795,641	255,920	64,284	478	(2,101)	(44,081)	941,095
Fidelity Series International Growth Fund	492,862	65,233	28,188	-	(1,144)	(77,086)	451,677
Fidelity Series International Index Fund	209,786	20,312	13,239	-	(614)	(27,477)	188,768
Fidelity Series International Small Cap Fund	153,475	16,960	9,583	-	(1,752)	(23,172)	135,928
Fidelity Series International Value Fund	497,852	57,952	46,745	-	(2,835)	(60,736)	445,488
Fidelity Series Investment Grade Bond Fund	2,917,804	178,767	253,267	17,971	(12,342)	(153,794)	2,677,168
Fidelity Series Investment Grade Securitized Fund	2,044,258	124,805	195,632	7,877	(8,374)	(80,890)	1,884,167
Fidelity Series Large Cap Growth Index Fund	256,557	66,156	30,457	1,415	(3,317)	(55,876)	233,063
Fidelity Series Large Cap Stock Fund	286,208	53,124	43,306	-	1,715	(41,181)	256,560
Fidelity Series Large Cap Value Index Fund	548,387	106,136	96,187	-	2,887	(69,729)	491,494
Fidelity Series Long-Term Treasury Bond Index Fund	943,277	307,253	69,132	5,837	(5,179)	(117,422)	1,058,797
Fidelity Series Overseas Fund	495,581	70,266	28,349	-	(987)	(85,470)	451,041
Fidelity Series Real Estate Income Fund	93,070	4,052	21,504	1,085	(267)	(7,221)	68,130
Fidelity Series Short-Term Credit Fund	592,940	32,423	210,177	1,905	(7,622)	923	408,487
Fidelity Series Small Cap Opportunities Fund	137,799	20,490	11,683	-	(832)	(22,660)	123,114
Fidelity Series Treasury Bill Index Fund	1,775,587	79,865	629,950	3,399	(611)	(643)	1,224,248
Fidelity Series Value Discovery Fund	202,595	31,546	33,833	-	2,657	(20,067)	182,898
	25,158,276	3,462,545	3,665,740	71,273	(63,101)	(1,604,647)	23,287,333

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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